Earnings/(loss) per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings/(loss) per share	Earnings per share
Basic earnings per share

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Profit for the year attributable to equity owners of the parent (€m)	227.1	192.7	249.8
Weighted average Ordinary Shares, Founder Preferred Shares and shares issuable solely after the passage of time (number)	161,502,018	170,573,002	174,279,621
Basic earnings per share (€’s)	1.41	1.13	1.43
For the year ended December 31, 2024, basic earnings per share is calculated by dividing the profit attributable to the shareholders of the Company of €227.1 million (year ended December 31, 2023: €192.7 million, year ended December 31, 2022: €249.8 million) by the weighted average number of Ordinary Shares of 161,441,977 (December 31, 2023: 170,573,002, year ended December 31, 2022: 172,779,621), Founder Preferred Shares of nil (December 31, 2023: nil , year ended December 31, 2022: 1,500,000) and shares to be issued in future years as performance conditions have been met of 60,041 (December 31, 2023: 36,000, year ended December 31, 2022: nil).
Diluted earnings per share

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Profit for the year attributable to equity owners of the parent (€m)	227.1	192.7	249.8
Weighted average Ordinary Shares, Founder Preferred Shares, shares issuable solely after the passage of time, potential ordinary shares and contingently issuable shares (number)	162,219,900	171,203,914	174,279,621
Diluted earnings per share (€’s)	1.40	1.13	1.43
The number of shares in the diluted earnings per share calculation includes an estimate of 198,449 potential ordinary shares, calculated using the treasury method, on long term incentive plans contingent on service only (December 31, 2023: 87,656, year ended December 31, 2022: nil) and contingently issuable shares of 519,433 (December 31, 2023: 543,256, year ended December 31, 2022: nil). There are no adjustments to the profit for the year attributable to equity owners of the parent for any year presented.